Subsequent Events (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2020 USD ($) $ / shares shares	Jul. 30, 2019 USD ($)	May 07, 2019 USD ($)	May 03, 2019 $ / shares	Mar. 31, 2019 $ / shares shares	Aug. 09, 2016 USD ($)
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount | $		$ 338,979	$ 300,000	$ 78,979			$ 300,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001			$ 75.00	$ 75.00
Preferred Stock, Shares Authorized	50,000,000	50,000,000				50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.001				$ 0.001
Deferred Ordinary Shares	25,000	25,000
Common Stock, Shares Authorized	500,000,000	500,000,000				500,000,000
Euro Member Countries, Euro
Subsequent Event [Line Items]
Par Value (Euros) of Deferred Ordinary Shares | €	€ 1.00